Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
CONSOLIDATED NET LOSS	$ (718,184)	$ (632,414)	$ (688,021)
Net unrealized (loss) gain on securities:
Unrealized (loss) gain arising during the period	(1,099)	775	1,403
Less: reclassification adjustments for loss realized in net loss	17	0	0
Less: reclassification adjustments for loss realized in net loss	(1,082)	775	1,403
Foreign currency translation (loss) gain	(121,389)	714	2,164
Fair value adjustment on derivatives designated as cash flow hedges:
Fair value adjustment on derivatives designated as cash flow hedges arising during the period		546	(1,212)
Less: reclassification adjustments for cash flow hedges settled and included in net loss	0	(148)	279
Less: reclassification adjustments for cash flow hedges settled and included in net income (loss)	0	398	(933)
OTHER COMPREHENSIVE (LOSS) INCOME	(122,471)	1,887	2,634
CONSOLIDATED COMPREHENSIVE LOSS	(840,655)	(630,527)	(685,387)
Less: Net income attributable to noncontrolling interests	3,135	52,925	52,316
Less: Other comprehensive (loss) income attributable to noncontrolling interests	(3,298)	0	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO ENDO INTERNATIONAL PLC	$ (840,492)	$ (683,452)	$ (737,703)